Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB International Portfolio

(the “Portfolio”)

Supplement dated July 9, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated January 28, 2019, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Class Z shares of the Portfolio.

*        *        *          *        *

Effective July 8, 2019, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *         *        *

International Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-AB International Portfolio

(the “Portfolio”)

Supplement dated July 9, 2019 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated January 28, 2019, as supplemented to date, of the Portfolio, offering Class A, Class B, Class C and Class Z shares of the Portfolio.

*        *        *          *        *

Effective July 8, 2019, Class B shares of the Portfolio are no longer offered. All references to Class B shares in the Portfolio’s Prospectus, Summary Prospectus and SAI are hereby removed.

*        *        *         *        *